Intangible Assets	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

12. Intangible assets

(in USD)	Development costs	Patents and trademarks	Software	Total
Cost
At October 1, 2021	1,333,030	25,703	—	1,358,733
Additions	19,960	34,811	941	55,712
Effect of movements in exchange rates	(142,117)	(5,396)	(69)	(147,582)
At September 30, 2022	1,210,873	55,118	872	1,266,863
Additions	18,186	5,712	117,951	141,849
Effect of movements in exchange rates	20,797	1,221	(4,447)	17,571
At September 30, 2023	1,249,856	62,051	114,376	1,426,283
Accumulated amortization and impairment losses
At October 1, 2021	133,303	4,131	—	137,434
Amortization for the year	129,473	5,568	4	135,045
Effect of movements in exchange rates	(23,642)	(852)	—	(24,494)
At September 30, 2022	239,134	8,847	4	247,985
Amortization for the year	129,668	6,144	677	136,489
Effect of movements in exchange rates	(972)	(84)	(15)	(1,071)
At September 30, 2023	367,830	14,907	666	383,403
Carrying amounts
At October 1, 2021	1,199,727	21,572	—	1,221,299
At September 30, 2022	971,739	46,271	868	1,018,878
At September 30, 2023	882,026	47,144	113,710	1,042,880

Capitalized development costs represents the cost of prototype vehicles and other components based on contractual terms. The development costs are being amortized over a useful life of 10 years; as at September 30, 2023 the remaining useful life was 7 years.

Amortization expenses of $136,489 for the year ended September 30, 2023 and $135,045 for the year ended September 30, 2022 have been recognized in general and administrative expenses.